Note 20 - Inventories (Details Textual) $ in Thousands	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz
Statement Line Items [Line Items]
Provision for obsolete stock | $	$ 1,793	$ 1,510
Gold, work in progress (Ounce) | oz	3,057	1,123